Amplify Global Cloud Technology ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Communication Services - 0.4%
KINX, Inc.	1,777	$107,537

Information Technology - 95.6%(a)
8x8, Inc.(b)	7,197	15,977
Appfolio, Inc. - Class A(b)	2,078	508,216
Appian Corp. - Class A(b)	4,146	127,946
Backblaze, Inc. - Class A(b)	2,382	14,673
Blackbaud, Inc.(b)	2,963	225,692
Box, Inc. - Class A(b)	8,351	220,800
Bytes Technology Group PLC	87,630	614,234
Chinasoft International Ltd.	1,030,842	542,660
Cloudflare, Inc. - Class A(b)	11,432	946,913
CommVault Systems, Inc.(b)	2,491	302,831
Confluent, Inc. - Class A(b)	18,245	538,775
Cybozu, Inc.	19,145	237,914
Data#3 Ltd.	56,428	315,428
Datadog, Inc. - Class A(b)	7,430	963,597
DigitalOcean Holdings, Inc.(b)	5,228	181,673
Domo, Inc. - Class B(b)	2,190	16,907
Dropbox, Inc. - Class A(b)	18,954	425,896
Elastic NV(b)	11,427	1,301,650
Everbridge, Inc.(b)	2,388	83,556
Fastly, Inc. - Class A(b)	7,840	57,781
GDS Holdings Ltd. - ADR(b)(c)	68,352	634,990
Gitlab, Inc. - Class A(b)	9,121	453,496
Grid Dynamics Holdings, Inc.(b)	4,391	46,149
HashiCorp, Inc. - Class A(b)	11,540	388,783
Hennge KK(b)	11,906	69,722
Informatica, Inc. - Class A(b)	17,199	531,105
Intapp, Inc.(b)	4,214	154,527
Ionos SE(b)	44,400	1,208,681
Jamf Holding Corp.(b)	7,372	121,638
JFrog Ltd.(b)	6,223	233,674
Kingsoft Cloud Holdings Ltd. - ADR(b)(c)	92,398	231,919
Kyndryl Holdings, Inc.(b)	13,232	348,134
Megaport Ltd.(b)	57,872	433,652
MicroStrategy, Inc. - Class A(b)	492	677,720
MongoDB, Inc.(b)	3,544	885,858
N-able, Inc.(b)	10,672	162,535
nCino, Inc.(b)	6,605	207,727
NetApp, Inc.	6,705	863,604
NEXTDC Ltd.(b)	108,690	1,279,739
Nice, Ltd.(b)	7,726	1,263,535
NS Solutions Corp.	66,680	1,128,743
Nutanix, Inc. - Class A(b)	14,025	797,321
Okta, Inc.(b)	9,288	869,450
Open Text Corp.	46,017	1,381,502
PagerDuty, Inc.(b)	5,486	125,794
Pure Storage, Inc. - Class A(b)	12,719	816,687
Rackspace Technology, Inc.(b)	12,850	38,293
RingCentral, Inc. - Class A(b)	5,290	149,178
Samsara, Inc. - Class A(b)	23,364	787,367
SCSK Corp.	66,376	1,325,787
Sinch AB(b)(d)(e)	307,145	745,371
Smartsheet, Inc. - Class A(b)	7,901	348,276
SolarWinds Corp.	9,654	116,331
SP Soft Co. Ltd.(b)	7,720	79,920
Super Micro Computer, Inc.(b)	1,047	857,859
TechMatrix Corp.	16,211	201,756
Teradata Corp.(b)	5,550	191,808
Unisys Corp.(b)	3,973	16,408
Vnet Group, Inc. - ADR(b)	95,868	200,843
Zeta Global Holdings Corp. - Class A(b)	12,559	221,666
		28,240,667
TOTAL COMMON STOCKS (Cost $27,420,431)		28,348,204

REAL ESTATE INVESTMENT TRUSTS - 3.7%
Digital Core REIT Management Pte Ltd.	476,360	271,525
Keppel DC REIT	626,991	832,750
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,342,901)		1,104,275

SHORT-TERM INVESTMENTS - 3.1%
Investments Purchased with Proceeds from Securities Lending - 2.8%
First American Government Obligations Fund - Class X, 4.65%(f)	825,112	825,112

Money Market Funds - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(f)	98,587	98,587
TOTAL SHORT-TERM INVESTMENTS (Cost $923,699)		923,699

TOTAL INVESTMENTS - 102.8% (Cost $29,687,031)		$30,376,178
Liabilities in Excess of Other Assets - (2.8)%		(828,725)
TOTAL NET ASSETS - 100.0%		$29,547,453

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $776,569 which represented 2.6% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $745,371 or 2.5% of the Fund’s net assets.

(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2024, the value of these securities total $745,371 or 2.5% of the Fund’s net assets.

(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify Global Cloud Technology ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	28,348,204	–	–	28,348,204
Real Estate Investment Trusts	1,104,275	–	–	1,104,275
Investments Purchased with Proceeds from Securities Lending	825,112	–	–	825,112
Money Market Funds	98,587	–	–	98,587
Total Investments	30,376,178	–	–	30,376,178

Refer to the Schedule of Investments for additional information.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of June 30, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.